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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06052
Invesco Municipal Income Opportunities Trust III

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 12/31/10

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust III
Quarterly Schedule of Portfolio Holdings
December 31, 2010
invesco.com/us                MS-CE-MIO3-QTR-1 12/10           Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—105.75%

Alabama—1.27%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$500	$456,815
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	210	156,322
Selma (City of) Industrial Development Board (International Paper Co.); Series 2010, Gulf Opportunity Zone RB	5.80%	05/01/34	225	220,750

				833,887

Arizona—3.10%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	650	588,419
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	400	380,144
Pima (County of) Industrial Development Authority (Noah Webster Basic School); Series 2004 A, Education RB	6.13%	12/15/34	500	441,100
Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	370	349,916
Quechan Indian Tribe of Fort Yuma (Indian Reservation California & Governmental); Series 2008, RB	7.00%	12/01/27	300	283,785

				2,043,364

California—5.55%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	190	196,067
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	210	205,762
California (County of) Tobacco Securitization Agency (Gold Country); Series 2006, Asset Backed RB (d)	0.00%	06/01/33	880	77,458
California (State of) Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	200	178,610
California (State of) Statewide Communities Development Authority (Aspire Public Schools); Series 2010, School Facilities RB	6.38%	07/01/45	225	210,784
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	419,795
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB	7.25%	10/01/38	115	116,167
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Tobacco Settlement Asset Backed RB	5.13%	06/01/47	1,600	970,848
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	225	203,976
Sacramento (County of) Community Facilities Distict No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	225	175,059
San Diego (County of); Series 1998, COP	5.60%	02/01/18	700	609,056
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 C, Tobacco Settlement Asset Backed RB (d)	0.00%	06/01/56	5,000	34,250
Southern California Logistics Airport Authority; Series 2008 A, Sub. Tax Allocation RB (d)	0.00%	12/01/44	4,070	253,887

				3,651,719

Colorado—5.02%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	500	433,645
Series 2009 A, RB	9.00%	01/01/34	250	265,285
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	225	221,607
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,000	672,430
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	140	111,203
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Elk Valley Public Improvement Corp.;
Series 2001 A, RB (f)(g)	7.30%	09/01/11	$500	$526,185
Series 2001 A, RB (f)(g)	7.35%	09/01/11	500	526,350
Montrose (County of) Memorial Hospital; Series 2003, RB	6.00%	12/01/33	225	204,716
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	450	343,193

				3,304,614

Connecticut—0.73%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds	5.13%	10/01/36	985	483,024

District of Columbia—0.98%
Columbia (District of); Series 2009 B, Ref. Income Tax Secured RB (c)	5.00%	12/01/25	300	317,571
Metropolitan Washington Airports Authority (Caterair International Corp.); Series 1991, Special Facility RB (a)	10.13%	09/01/11	330	327,687

				645,258

Florida—12.72%
Alachua (County of) (North Florida Retirement Village); Series 2007, IDR	5.88%	11/15/36	500	413,620
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/42	225	181,802
Bellalago Educational Facilities Benefit District; Series 2004 B, Capital Improvement RB	5.80%	05/01/34	460	379,620
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facilities RB	6.75%	01/01/37	285	262,679
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(c)	5.00%	09/01/23	1,550	1,589,308
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	225	193,273
Grand Bay at Doral Community Development District; Series 2007 A, Special Assessment Bonds	6.00%	05/01/39	1,000	349,600
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	225	178,020
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	906,910
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	1,100	1,009,943
Orange (County of) Health Facilities Authority (Westmister Community Care); Series 1999, RB	6.75%	04/01/34	560	516,034
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	400	400,920
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/32	1,500	1,436,820
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	225	221,760
Tolomato Community Development District; Series 2007, Special Assessment RB	6.55%	05/01/27	300	211,353
University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	140	122,444

				8,374,106

Georgia—1.33%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	225	225,335
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	500	462,580
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	170	184,923

				872,838

Hawaii—2.23%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	225	255,512
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii—(continued)
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	$500	$526,685
Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds (c)	5.00%	05/01/23	640	684,870

				1,467,067

Illinois—8.65%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax Bonds	5.90%	03/01/27	375	299,880
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	308,910
Chicago (City of) (Lake Shore East); Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	500	459,915
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	155	155,124
Illinois (State of) Finance Authority (Elmhurst Memorial Healthcare); Series 2008 A, RB	5.63%	01/01/37	270	240,543
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	325	308,753
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	500	400,290
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	225	224,710
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	225	220,790
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	500	409,405
Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, RB	7.00%	11/15/32	450	418,212
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (h)	6.90%	11/15/33	750	276,300
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (c)	5.50%	06/15/50	210	204,391
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (c)	5.50%	01/01/33	600	601,380
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	300	263,685
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	225	207,738
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 B, Ref. RB (INS-AGM) (b)(d)	0.00%	06/15/43	2,250	266,692
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Service Area No. 7 Special Tax Bonds	6.00%	03/01/36	495	425,334

				5,692,052

Indiana—1.30%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	225	220,504
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	225	185,450
St. Joseph (County of) (Holy Cross Village Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	275	260,967
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.80%	09/01/47	225	191,097

				858,018

Iowa—2.01%
Cass (County of) (Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	225	226,555
Iowa (State of) Finance Authority (Care Initiatives); Series 1996, Ref. Health Care Facilities RB (f) (g)	9.25%	07/01/11	855	914,063
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	225	185,859

				1,326,477

Kansas—0.41%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	315	269,445

Louisiana—2.12%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment Bonds	5.25%	07/01/17	446	237,464
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	225	224,719
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	$300	$273,741
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	250	228,322
Louisiana (State of) Tobacco Settlement Financing Corp.; Series 2001 B, Asset-Backed RB	5.88%	05/15/39	450	431,703

				1,395,949

Maryland—1.56%
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	346,015
Maryland (State of) Industrial Development Financing Authority (Medical Waste Association, LP); Series 1989, Economic Development RB (a) (h)	8.75%	05/15/11	1,235	678,633

				1,024,648

Massachusetts—3.33%
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/30	210	232,917
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	300	255,108
Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.63%	07/01/15	1,070	1,076,206
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	200	135,446
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	225	230,483
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/32	230	259,599

				2,189,759

Michigan—0.73%
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	250	238,480
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(g)	6.75%	06/02/14	225	243,342

				481,822

Minnesota—2.46%
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	200	218,704
Buffalo (City of) (Central Minnesota Senior Housing); Series 2006 A, Ref. Health Care RB	5.50%	09/01/33	500	418,300
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	300	323,874
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	250	236,600
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	225	218,401
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	225	203,798

				1,619,677

Mississippi—0.30%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	200	196,800

Missouri—4.31%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, RB (a)	6.00%	07/01/37	250	87,770
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	937,600
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	1,000	928,150
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	$225	$231,912
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	250	222,520
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	250	206,290
Valley Park (City of) Industrial Development Authority (Cape Albeon); Series 1998, Senior Housing RB	6.15%	12/01/33	225	225,999

				2,840,241

Nebraska—0.33%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital and Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	225	214,909

Nevada—1.86%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Bonds	6.38%	08/01/23	475	435,537
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000 Second Tier, RB (h)	7.38%	01/01/40	1,000	2,000
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Limited Obligation Improvement Bonds	5.30%	09/01/35	500	239,180
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	250	277,868
Sparks (City of) (Local Improvement Districts No. 3- Legends at Sparks Marina); Series 2008, Limited Obligation Improvement Bonds	6.50%	09/01/20	280	268,170

				1,222,755

New Hampshire—0.72%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	225	223,434
New Hampshire (State of) Health & Education Facilities Authority (University System); Series 2005 B-1, VRD RB (i)	0.31%	07/01/33	250	250,000

				473,434

New Jersey—5.85%
Essex (County of) Improvement Authority (Newark); Series 2010 A, Lease RB	6.25%	11/01/30	225	226,899
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (a)	6.25%	09/15/19	225	216,727
New Jersey (State of) Economic Development Authority (Franciscan Oaks);
Series 1997, First Mortgage RB	5.70%	10/01/17	1,000	972,120
Series 1997, First Mortgage RB	5.75%	10/01/23	1,000	893,640
New Jersey (State of) Economic Development Authority (Presbyterian); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	476,500
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	500	430,950
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	360	283,687
New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1A, Sr. Current Interest Asset-Backed RB	4.63%	06/01/26	150	109,539
New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1A, Sr. Current Interest Asset-Backed RB	5.00%	06/01/41	405	240,602

				3,850,664

New Mexico—0.32%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	225	212,024

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—3.11%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (d)	0.00%	07/15/35	$365	$70,237
Series 2009, RB (d)	0.00%	07/15/46	2,250	187,223
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facilities RB	6.20%	06/01/29	500	442,895
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	325	317,125
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	360	343,951
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (b)	5.25%	11/01/37	250	232,025
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	225	231,415
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(e)(g)	6.63%	10/01/13	225	224,462

				2,049,333

North Carolina—0.24%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	200	157,192

Ohio—2.53%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	300	251,943
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	399,456
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facilities RB	6.75%	12/01/40	225	224,998
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	225	210,562
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	225	239,053
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	270	220,220
Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB	6.35%	11/01/37	200	119,908

				1,666,140

Oklahoma—2.58%
Chickasaw Nation of Oklahoma; Series 2007, Health System RB (e)	6.25%	12/01/32	225	231,485
Citizen Potawatomi Nation of Oklahoma; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	250	239,582
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	1,000	1,004,320
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	225	223,553

				1,698,940

Pennsylvania—4.39%
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, Health System RB	5.38%	11/15/40	600	404,730
Allegheny (County of) Industrial Development Authority (Propel Charter-McKeesport); Series 2010 B, Charter School RB	6.75%	08/15/35	225	206,734
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Redevelopment Bonds	5.60%	07/01/23	500	451,965
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	750	693,300
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	500	432,775
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (c)	5.00%	06/15/21	645	702,657

				2,892,161

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—0.30%
Puerto Rico Sales Tax Financing Corp.; Series 2010 A, Sales Tax RB (d)	0.00%	08/01/34	$900	$194,616

South Carolina—2.16%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	150	161,752
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	750	456,435
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	325	230,513
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	750	571,515

				1,420,215

Tennessee—2.61%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	400	370,812
Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	750	697,515
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	500	422,280
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	225	228,991

				1,719,598

Texas—10.29%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	250	246,570
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB (e)	5.75%	01/01/34	340	296,541
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A-4, Environmental Facilities RB (a)(g)	5.95%	05/15/33	200	189,696
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	225	214,925
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	225	200,142
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	390	379,021
HFDC of Central Texas, Inc. (Sears Tyler Methodist Retirement Corp.); Series 2009 A, RB	7.75%	11/15/44	225	221,657
HFDC of Central Texas, Inc.(Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	225	177,966
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	200	198,814
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	200	198,044
Lubbock Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	1,000	949,540
North Texas Tollway Authority; Series 2008 A, Ref. First Tier RB (INS-BHAC) (b)(c)	5.75%	01/01/48	675	688,622
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facilities RB	8.13%	11/15/39	335	337,425
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	250	230,037
Texas (State of) Department of Housing & Community Affairs; Series 2007 B, Single Family Mortgage RB (CEP- GNMA/FNMA/FHLMC) (a)(c)	5.15%	09/01/27	1,388	1,380,227
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	225	226,874
Texas Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	7.13%	02/15/40	225	225,842
Texas (State of) Turnpike Authority; Series 2002, RB (INS-AMBAC) (b)(d)	0.00%	08/15/33	935	182,662
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	$225	$226,557

				6,771,162

Utah—0.82%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	350	338,013
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/40	225	205,326

				543,339

Virginia—5.14%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (e)	6.50%	01/01/28	2,527	2,188,386
Peninsula Ports Authority (Virginia Baptist Homes); Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	1,000	657,310
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	300	273,450
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	250	261,627

				3,380,773

Washington—1.28%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	225	228,719
Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	350	342,321
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	250	270,068

				841,108

West Virginia—0.59%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.50%	10/01/38	425	386,597

Wisconsin—0.52%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	325	341,666

TOTAL INVESTMENTS(j) —105.75% (Cost $77,218,861)				69,607,391

OTHER ASSETS LESS LIABILITIES—1.28%				844,397

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(7.03)%
Notes with interest rates ranging from 0.34% to 0.48% at 12/31/2010 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1E) (k)				(4,630,000)

NET ASSETS—100.00%				$65,821,788

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CEP	— Credit Enhancement Provider
COP	— Certificate of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
SGI	— Syncora Guarantee Inc.
Sr.	— Senior
Sub.	— Subordinate
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying Security related to inverse floaters entered into by the fund (See Note 1E).

(d)	Capital appreciation bond.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2010 was $3,845,949, which represented 5.84% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at December 31, 2010 was $956,933, which represented 1.45% of the Fund’s Net Assets

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at December 31, 2010. At December 31, 2010, the Trust’s investments with a value of $8,304,124 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $4,630,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Income Opportunities Trust III

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Inverse Floating Rate Obligations — The Fund may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Municipal Income Opportunities Trust III

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$69,607,391	$—	$69,607,391
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,811,468
Aggregate unrealized (depreciation) of investment securities	(9,488,405)

Net unrealized appreciation (depreciation) of investment securities	$(7,676,937)

Cost of investments for tax purposes is $77,284,328.
Invesco Municipal Income Opportunities Trust III

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust III

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.